Financial Risk Management and Fair Values of Financial Instruments - Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	¥ 101,005	¥ 86,338
Lease liabilities, Contractual undiscounted cash outflow	119,160	140,776
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	20,097	20,892
Long-term payables, Contractual undiscounted cash outflow	318	429
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	240,580	248,435
Borrowings, Carrying amount	96,267	78,233
Lease liabilities, Carrying amount	102,749	121,213
Trade and other payables and accrued charges, Carrying amount	20,097	20,892
Long term payables, Carrying amount	291	385
Non-derivative financial liabilities, Total carrying amount	219,404	220,723
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	59,167	41,378
Lease liabilities, Contractual undiscounted cash outflow	25,331	25,752
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	20,097	20,892
Long-term payables, Contractual undiscounted cash outflow	111	111
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	104,706	88,133
Borrowings, Carrying amount	57,913	40,099
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	19,428	8,350
Lease liabilities, Contractual undiscounted cash outflow	22,764	23,989
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	111	111
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	42,303	32,450
Borrowings, Carrying amount	18,611	7,662
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	18,824	15,420
Lease liabilities, Contractual undiscounted cash outflow	45,142	54,653
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	96	207
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	64,062	70,280
Borrowings, Carrying amount	16,747	14,394
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	3,586	21,190
Lease liabilities, Contractual undiscounted cash outflow	25,923	36,382
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	0	0
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	29,509	57,572
Borrowings, Carrying amount	¥ 2,996	¥ 16,078